1
The notes to financial statements form an integral part of these statements.
Schedule of Investments (Unaudited)
Schedule of investments
February 28, 2021
Name of Company Shares Value
% of Net
Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Alicanto Minerals, Ltd.
(1)
21,346,119 $ 2,053,096 0.5%
Bellevue Gold, Ltd.
(1)
7,666,667 4,247,363 1.0
Bellevue Gold, Ltd.
(1)
1,300,000 720,205 0.1
Cygnus Gold, Ltd.
(1)
6,658,721 845,386 0.2
Dacian Gold, Ltd.
(1)
13,842,639 3 , 994 , 205 0. 9
Emerald Resources NL
(1)
17,125,000 10,541,462 2.4
Pantoro , Ltd.
(1)
16,000,000 2,523,795 0.6
Perseus Mining, Ltd.
(1)
11,000,000 9,860,499 2.3
Prodigy Gold NL
(1)
38,750,000 1,222,463 0.3
Westgold Resources, Ltd.
(1)
3,000,000 4,709,033 1.1
40,717,507 9.4
Canada
Adventus Mining Corp.
(1)
5,310,000 3,755,304 0.9
Agnico Eagle Mines, Ltd. 300,000 16,761,000 3.9
Alamos Gold, Inc. 1,400,000 9,940,000 2.3
Aya Gold & Silver, Inc.
(1)
2,400,000 8,995,757 2.1
B2Gold Corp. 2,250,000 9,832,500 2.3
Barrick Gold Corp. 800,000 14,936,000 3.5
Calibre Mining Corp.
(1)
11,083,000 13,411,771 3.1
Centerra Gold, Inc. 875,000 8,491,474 2.0
Corvus Gold, Inc.
(1)
2,000,000 3,787,522 0.9
Euro Sun Mining, Inc.
(1)
11,000,000 2,895,647 0.7
G Mining Ventures Corp.
(1)
10,843,965 8,861,955 2.0
GoGold Resources, Inc.
(1)
2,857,140 5,141,325 1.2
Golden Star Resources, Ltd.
(1)
1,850,000 5,809,000 1.3
HighGold Mining, Inc.
(1)
3,000,000 2,640,264 0.6
K92 Mining, Inc.
(1)
1,725,000 8,620,934 2.0
Liberty Gold Corp.
(1)
10,256,000 12,491,592 2.9
Marathon Gold Corp.
(1)
3,501,700 7,154,188 1.7
Mawson Gold, Ltd.
(1)
8,600,000 1,790,822 0.4
Newcore Gold, Ltd.
(1)
3,750,000 1,826,968 0.4
O3 Mining, Inc.
(1)
2,223,000 4,454,385 1.0
Orla Mining, Ltd.
(1)
8,200,000 28,286,972 6.5
Osino Resources Corp.
(1)
4,000,000 3,740,374 0.9
Prime Mining Corp.
(1)
4,625,000 7,813,728 1.8
Probe Metals, Inc.
(1)
4,725,000 5,309,406 1.2
Pure Gold Mining, Inc.
(1)
3,000,000 4,361,150 1.0
Roscan Gold Corp.
(1)
6,125,000 1,732,673 0.4
Roxgold , Inc.
(1)
7,200,000 7,807,638 1.8
Sable Resources, Ltd.
(1)
22,000,000 4,062,549 0.9
Silver Tiger Metals, Inc.
(1)
10,595,333 4,828,927 1.1
Skeena Resources, Ltd.
(1)
2,666,667 6,516,843 1.5
Skeena Resources, Ltd.
(1)
333,333 814,604 0.2
SSR Mining, Inc. 649,200 9,218,171 2.1
SSR Mining, Inc. 500,800 7,106,352 1.6
Talisker Resources, Ltd.
(1)
6,500,000 1,506,758 0.3
Thesis Gold, Inc.
(1)
2,000,000 1,650,165 0.4
Torex Gold Resources, Inc.
(1)
460,000 5,573,786 1.3

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Westhaven Gold Corp.
(1)
5,500,000 $ 3,025,303 0.7%
254,953,807 58.9
Cayman Islands
Endeavour Mining Corp. 989,200 19,051,777 4.4
Jersey
Royal Road Minerals, Ltd.
(1)
1,400,000 418,042 0.1
South Africa
AngloGold Ashanti, Ltd. 800,000 15,968,000 3.7
Gold Fields, Ltd. ADR 1,500,000 12,285,000 2.8
Sibanye Stillwater, Ltd. 273,043 5,010,339 1.2
33,263,339 7.7
Total gold mining, exploration, development and royalty companies (Cost $196,094,809) 348,404,472 80.5
Diversified metals mining, exploration, development and royalty companies
Australia
Auteco Minerals, Ltd.
(1)
40,000,000 3,231,689 0.7
Auteco Minerals, Ltd.
(1)
20,000,000 1,615,845 0.4
Auteco Minerals, Ltd.
(1)
10,750,750 868,577 0.2
Castile Resources, Ltd.
(1)
12,500,000 1,683,171 0.4
Geopacific Resources, Ltd.
(1)
15,589,107 4,198,262 1.0
Geopacific Resources, Ltd.
(1)
2,268,036 610,799 0.1
Predictive Discovery, Ltd.
(1)
50,000,000 2,192,932 0.5
14,401,275 3.3
Canada
1254688 B.C., Ltd.
(1)(4)
2,000,000 1,571,586 0.4
Americas Gold & Silver Corp.
(1)
1,975,000 5,154,750 1.2
Americas Gold & Silver Corp.
(1)(2)
1,555,000 4,044,515 0.9
Americas Gold & Silver Corp.
(1)(3)
1,071,400 2,796,354 0.6
Benchmark Metals, Inc.
(1)
7,384,615 6,092,917 1.4
Desert Gold Ventures, Inc.
(1)
13,400,000 1,737,388 0.4
Discovery Metals Corp.
(1)
4,444,444 8,137,321 1.9
Discovery Metals Corp.
(1)
1,555,556 2,848,063 0.7
Huntsman Exploration, Inc.
(1)
6,175,000 1,188,806 0.3
Integra Resources Corp.
(1)
2,679,999 8,844,881 2.0
Integra Resources Corp.
(1)
240,001 784,803 0.2
43,201,384 10.0
United Kingdom
Adriatic Metals PLC
(1)
2,500,000 4,135,792 1.0
Total diversified metals mining, exploration, development and royalty companies
(Cost $40,880,242) 61,738,451 14.3
Silver mining, exploration, development and royalty companies
Canada
Bunker Hill Mining Corp.
(1)
14,214,957 3,797,804 0.9
Millennial Silver Corp.
(1)(3)(4)
12,333,333 4,845,723 1.1
8,643,527 2.0
Total silver mining, exploration, development and royalty companies (Cost $7,749,658) 8,643,527 2.0
Total common shares (Cost $244,724,709 ) 418,786,450 96.8
Rights
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Expiration Date 2/22/29)
(1)(4)
393,200 193,584 0.1
Total rights (Cost $136,720) 193,584 0.1
Schedule of Investments (Unaudited) (continued)
February 28, 2021

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Warrants
Diversified metals mining, exploration, development and royalty companies
Canada
Benchmark Metals, Inc. (Exercise Price $0.40, Exp. Date 12/18/21)
(1)(4)
5,000,000 $ 2,907,434 0.7%
Benchmark Metals, Inc. (Exercise Price $1.80, Exp. Date 8/15/22)
(1)(4)
3,692,307 203,097 0.1
Desert Gold Ventures, Inc. (Exercise Price $0.40, Exp. Date 8/10/23)
(1)(4)
6,700,000 0 0.0
Discovery Metals Corp. (Exercise Price $0.77, Exp. Date 5/29/22)
(1)(4)
1,454,545 2,183,075 0.5
Discovery Metals Corp. (Exercise Price $1.75, Exp. Date 8/7/22)
(1)(4)
975,000 750,825 0.2
Dundee Precious Metals, Inc. (Exercise Price $8.00, Exp. Date 5/7/21)
(1)(4)
70,000 49,505 0.0
Huntsman Exploration, Inc. (Exercise Price $0.35, Exp. Date 10/19/23)
(1)(4)
6,175,000 97,045 0.0
Total diversified metals mining, exploration, development and royalty companies
(Cost $688,264) 6,190,981 1.5
Gold mining, exploration, development and royalty companies
Canada
Aya Gold & Silver, Inc. (Exercise Price $3.30, Exp. Date 9/3/23)
(1)(4)
1,200,000 2,225,365 0.5
Bonterra Resources, Inc. (Exercise Price $3.10, Exp. Date 8/20/21)
(1)(4)
300,000 0 0.0
Euro Sun Mining, Inc. (Exercise Price $0.39, Exp. Date 6/5/23)
(1)(4)
5,500,000 172,874 0.1
Kanadario Gold, Inc. (Exercise Price $0.80, Exp. Date 4/23/22)
(1)(4)
5,421,982 1,746,827 0.4
Liberty Gold Corp. (Exercise Price $0.60, Exp. Date 10/2/21)
(1)(4)
826,000 707,481 0.2
Marathon Gold Corp. (Exercise Price $1.32, Exp. Date 9/30/21)
(1)(4)
837,500 835,789 0.2
Marathon Gold Corp. (Exercise Price $1.50, Exp. Date 5/26/21)
(1)(4)
700,000 528,053 0.1
Maverix Metals, Inc. (Exercise Price $1.65, Exp. Date 12/23/21)
(1)(4)
250,000 646,315 0.2
Mawson Resources, Ltd. (Exercise Price $0.45, Exp. Date 5/20/22)
(1)(4)
4,300,000 33,789 0.0
O3 Mining, Inc. (Exercise Price $3.25, Exp. Date 6/18/22)
(1)(4)
740,000 122,112 0.0
Osino Resources Corp. (Exercise Price $1.05, Exp. Date 1/30/22)
(1)(4)
1,000,000 110,011 0.0
Osino Resources Corp. (Exercise Price $1.50, Exp. Date 7/14/21)
(1)(4)
1,000,000 0 0.0
Prime Mining Corp. (Exercise Price $1.10, Exp. Date 6/10/25)
(1)(4)
920,000 831,369 0.2
Probe Metals, Inc. (Exercise Price $1.30, Exp. Date 12/10/21)
(1)(4)
2,362,500 575,495 0.1
Pure Gold Mining, Inc. (Exercise Price $0.85, Exp. Date 7/18/22)
(1)(4)
1,500,000 1,402,640 0.3
Sable Resources, Ltd. (Exercise Price $0.20, Exp. Date 9/10/23)
(1)(4)
11,000,000 605,061 0.2
Silver Tiger Metals, Inc. (Exercise Price $0.50, Exp. Date 7/24/23)
(1)(4)
1,666,666 170,255 0.0
Talisker Resources, Ltd. (Exercise Price $0.70, Exp. Date 7/22/21)
(1)(4)
3,250,000 0 0.0
Thesis Gold, Inc. (Exercise Price $0.75, Exp. Date 10/29/22)
(1)(4)
2,000,000 502,907 0.1
Westhaven Gold Corp. (Exercise Price $1.00, Exp. Date 2/4/23)
(1)(4)
2,750,000 86,437 0.0
Total gold mining, exploration, development and royalty companies (Cost $2,687,658) 11,302,780 2.6
Silver mining, exploration, development and royalty companies
Canada
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/10/23)
(1)(4)
9,500,000 149,301 0.0
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/31/23)
(1)(4)
3,464,957 54,455 0.0
Bunker Hill Mining Corp. (Exercise Price $0.60, Exp. Date 2/5/26)
(1)(2)(4)
1,250,000 39,290 0.0
Total silver mining, exploration, development and royalty companies (Cost $350,640) 243 , 046 0.0
Total warrants (Cost $3,726,562) 17,736,807 4.1
Investments, at value (Cost $248,587,991) 436,716,841 101.0
Cash, receivables and other assets less other liabilities (4,261,435) (1.0)
Net assets $ 432,455,406 100.0%
ADR American Depositary Receipt
PLC Public Limited Company
(1) Non-income producing security.
(2) Security exempt from registration under Rule 144A under the Securities Act of 1933. As of the period end, the value of these securities amounted to $4,083,805 or 0.9% of net assets.
(3) Restricted security.
(4) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $24,347,700 or 5.6% of net assets.
Schedule of Investments (Unaudited) (continued)
February 28, 2021

4
++++++++++++++++++++++

Notes to Financial Statements
Three months ended February 28, 2021
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”).
The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On
November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the
“SEC”) pursuant to an order under Section 7(d) of the 1940 Act.
2. Investment objective and strategy
The Company is a non-diversified, closed-end fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The
Company is managed by Merk Investments LLC (the “Adviser”).
It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.
The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.
3. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. To value its warrants, the Company's valuation committee typically utilizes the Black-Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.
Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security;
relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

Notes to Financial Statements (continued)
Three months ended February 28, 2021
B. Restricted securities
At February 28, 2021, the Company held investments in restricted securities of 1 . 77 % of net assets valued in accordance with procedures approved by the Company’s Board of Directors as follows:
C. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Cost Issuer
Value per
Unit Value
Acquisition
Date
1,071,400 $2,142,800 Americas Gold & Silver Corp. $2.610 $2,796,354 5/7/20
3 ,333,333 763,650 Millennial Silver Corp. 0.393 1,309,655 11/17/20
9,000,000 3,542,749 Millennial Silver Corp. 0.393 3,536,068 2/9/21
3. Summary of significant accounting policies (continued)

Notes to Financial Statements (continued)
Three months ended February 28, 2021
The following is a summary of the inputs used as of February 28, 2021 in valuing the Company’s investments at fair value:
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
* The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
Investment in Securities
(1)
Measurements at February 28, 2021
Level 1 Level 2 Level 3 Total
Common Shares
Gold mining, exploration, development
and royalty companies $ 348,404,472 $ – $ – $ 348,404,472
Diversified metals mining, exploration,
development and royalty companies 60,166,865 – 1,571,586 61,738,451
Silver mining, exploration, development
and royalty companies 3 , 797 , 804 – 4,845 , 723 $ 8 , 643 , 527
Rights
Silver mining, exploration, development
and royalty companies – – 193,584 193,584
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 6,190,981 6,190,981
Gold mining, exploration, development
and royalty companies – – 11,302,780 11,302,780
Silver mining, exploration, development
and royalty companies – – 243,046 243,046
Total Investments $ 4 12 , 369 , 141 $ – $ 24 , 347 , 700 $ 4 36 , 716 , 841
(1) See schedule of investments for country classifications.
Common Stock
- Canada
Rights
- Canada
Warrants
- Canada
Balance November 30, 2020 $ 770 , 001 $ 173 , 123 $ 11,181 , 970
Purchases 5,110,561 - 145 , 014
Net change in unrealized appreciation
(depreciation) 536,747 20 , 461 6,409 , 823
Balance February 28, 2021 $ 6,417,309 $ 193 , 584 $ 17,736 , 807
Net change in unrealized appreciation
(depreciation) from investments held as of
February 28, 2021* $ 536 , 747 $ 20 , 461 $ 6,409 , 823
3. Summary of significant accounting policies (continued)
C. Fair value measurement (continued)

Notes to Financial Statements (continued)
Three months ended February 28, 2021
Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at February 28, 2021 are as follows:
1
Fair valued common stocks with no public market are valued based on transaction cost and may be adjusted by the
Valuation Committee, including for subsequent known market transactions.
2
Fair valued rights are valued based on the specifics of the rights at a discount to the market price of the underlying security.
3
Warrants are priced based on the Black Scholes Method; the key input to this method is modeled volatility of the investment; the lower the modeled volatility, the lower the valuation of the warrant.
Asset Categories Fair Value
Valuation
Technique(s)
Unobservable
Input
Range
(Weighted
Average)
Common
Stocks
1
– Canada
$ 6,417 , 309 Transaction cost None None
Rights
2
- Canada 1 93 , 584 Market transaction Discount 70% (70%)
Warrants
3
- Canada 1 7 , 736 , 807 Black Scholes Method Volatility 20% - 50% ( 38%)
3. Summary of significant accounting policies (continued)
C. Fair value measurement (continued)